Recently Issued Accounting Pronouncements	12 Months Ended
Dec. 31, 2022
Recently Issued Accounting Pronouncements
Recently Issued Accounting Pronouncements

3. Recently Issued Accounting Pronouncements

The Group qualifies as an “emerging growth company”, or EGC, pursuant to the Jumpstart Our Business Startups Act of 2012, as amended, or the JOBS Act. As an EGC, the Group does not need to comply with any new or revised financial accounting standards until such date that a private company is otherwise required to comply with such new or revised accounting standards.

The accounting standards that the Group adopted beginning January 1, 2022 did not have a significant impact on the Group’s consolidated financial statements.